Class A, C, Y Prospectus | Brookfield Global Listed Real Estate Fund
Brookfield Global Listed Real Estate Fund
INVESTMENT OBJECTIVE
The Brookfield Global Listed Real Estate Fund (the “Fund” or the “Global Real Estate Fund”) seeks total return through growth of capital and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page 81 of the Fund’s Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees Class A, C, Y Prospectus Brookfield Global Listed Real Estate Fund	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	1.00%	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, C, Y Prospectus Brookfield Global Listed Real Estate Fund		Class A	Class C	Class Y
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses		1.41%	2.16%	1.16%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	1.95%	0.95%
[1]	Brookfield Investment Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund's business) at no more than 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class Y Shares. The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2016 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C, Y Prospectus Brookfield Global Listed Real Estate Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	591	880	1,190	2,068
Class C	198	656	1,140	2,476
Class Y	97	348	618	1,390

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Class A, C, Y Prospectus Brookfield Global Listed Real Estate Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	591	880	1,190	2,068
Class C	298	656	1,140	2,476
Class Y	97	348	618	1,390

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year ended December 31, 2014, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts (“REITs”) and other securities in the real estate industry.  Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”), and, as part of the 80% Policy, at least 40% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in publicly traded securities of real estate companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements (“Foreign Securities”).  The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country.  Under normal market conditions, the Fund will maintain exposure to securities of real estate companies in the United States and in at least three countries outside the United States.  The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including below-investment grade rated securities (“junk bonds”), as described in this Prospectus.

The Fund may change the 80% Policy without shareholder approval.  The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Fund defines a real estate company as any company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its assets in such real estate.

For purposes of selecting investments, the Fund defines the real estate industry broadly.  It includes, but is not limited to, the following:

●	REITs;

●	real estate operating companies (“REOCs”);

●	brokers, developers, and builders of residential, commercial, and industrial properties;

●	property management firms;

●	finance, mortgage, and mortgage servicing firms;

●	construction supply and equipment manufacturing companies; and

●	firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.  A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.  REIT-like entities are organized outside the United States and maintain operations and receive tax treatment similar to that of U.S. REITs.

REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  The Fund may use derivatives for a variety of purposes, including:

●	as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

●	as a substitute for purchasing or selling securities;

●	to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

●	to manage the Fund’s portfolio characteristics.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans and money-market instruments.  As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or non-rated securities of comparable quality.  The Fund, however, may not invest in securities in default.

The Fund may invest up to 25% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded securities of real estate companies, whose primary operations or principal trading market is in an “emerging market,” although investments in Foreign Securities of real estate companies are otherwise without limitation.  The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  In addition, the Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes).  Securities in which the Fund may invest include, but are not limited to, common equity shares, preferred equity shares, and units of beneficial interest in real estate companies.  The Fund retains the ability to invest in real estate companies of any market size capitalization.  The Fund does not invest in real estate directly.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends.  The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends.  The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile.  A security may also be sold due to changes in portfolio strategy or cash flow needs.

No assurance can be given that the Fund’s investment objective will be achieved.  The Fund’s policy of concentration in companies in the real estate industry is a fundamental policy of the Fund.  This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS
The following summarizes the principal risks that have been identified for the Fund.

Concentration Risk.  Because the Fund will invest more than 25% of its net assets (plus the amount of any borrowing for investment purposes) in securities in the real estate industry, as defined in this Prospectus, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Derivatives Risk.The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Emerging Markets Risk.  Securities of companies in emerging markets may be more volatile than those of companies in more developed markets.  Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions.  Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Equity Securities Risk.  Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than debt securities.  Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments.  This risk may be greater in the short term.

Fixed Income Risk.  The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments. These risks may be greater in the current market environment because certain interest rates are near historically low levels. It is likely that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons may be swift and significant.

Foreign Currency Risk.  The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Foreign (Non-U.S.) Securities Risk.  Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

High Yield or “Junk” Bond Risk.  Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities.  Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Interest Rate Risk. A rise in interest rates will cause the price of fixed income securities to fall.  Generally, fixed income securities with longer maturities carry greater interest rate risk.  The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Leverage Risk.  Some transactions entered into by the Fund may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity Risk.  Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil.  Illiquid securities also may be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Market Risk.  The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.  The Fund may experience a substantial or complete loss on any individual security.

Portfolio Selection Risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transaction costs.

Preferred Securities Risk.  There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Real Estate Market Risk.  Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may continue to fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments.  Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process.  In particular, dramatic slowdowns in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions.  For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate.  These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all.  These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.

Redemption Risk.  The Fund may need to sell its holdings in order to meet shareholder redemption requests.  The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

REIT Risk.  REITs are dependent upon management skills and generally may not be diversified.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”).  Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.  REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.  Foreign REIT-like entities will be subject to foreign securities risk (see “Foreign (Non-U.S.) Securities Risk”).

In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.  Many real estate companies, including REITs, utilize leverage.

Sector Focus Risk.  The Fund may invest a substantial portion of its assets within one or more market sectors.  To the extent the Fund focuses its investments in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments.  Additionally the Fund’s performance could be more volatile when the Fund’s investments are less diversified across sectors.

Small- and Mid-Capitalization Risk.  The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market.  Historically, these stocks have been more volatile in price than the large-capitalization stocks.

The Fund’s shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2014 and by showing how the Fund’s average annual returns for one-year and since inception compare with those of a broad measure of market performance.  Figures shown in the bar chart are for the Fund’s Class Y Shares and do not reflect sales charges.  If sales charges were reflected, the Fund’s returns would be less than these shown.  The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.  Updated performance is available at www.brookfieldim.com or by calling 1-855-244-4859.

Class Y Shares (1) Calendar Year Returns as of December 31

(1) The return shown in the bar chart is for Class Y Shares.  The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 13.77% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -3.89% (quarter ended September 30, 2014).

Average Annual Total Returns for the periods ended December 31, 2014, with maximum sales charge, if applicable
Average Annual Returns Class A, C, Y Prospectus Brookfield Global Listed Real Estate Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class Y	Class Y Shares Return Before Taxes	19.51%	18.34%	[1]	Dec. 01, 2011
Class A	Class A Shares Return Before Taxes	13.60%	12.50%	[1]	May 01, 2012
Class C	Class C Shares Return Before Taxes	17.27%	13.71%	[1]	May 01, 2012
After Taxes on Distributions Class Y	Class Y Shares Return After Taxes on Distributions	16.83%	15.32%	[1]
After Taxes on Distributions and Sale of Fund Shares Class Y	Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	11.53%	13.26%	[1]
FTSE EPRA/NAREIT Developed Index (based on inception date of Class Y shares)	FTSE EPRA/NAREIT Developed Index (based on inception date of Class Y shares)	15.89%	15.77%	[1]	Dec. 01, 2011
[1]	Class Y was incepted on December 1, 2011 and Classes A and C were incepted on May 1, 2012.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown only for Class Y Shares and after-tax returns for other classes will vary due to the differences in expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).